Operating Segment and Geographic Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 MXN ($) Supplier	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of operating segments [Line Items]
Revenues	$ 16,226,021,000	$ 14,122,890,000	$ 12,365,918,000
Percentage the compliance with the TM by the company's Mexican airports	100.00%	100.00%	100.00%
Description about major suppliers	The Company has no dependence on a specific supplier, due to, no one supplier represents more than 10% of its capital investments in productive assets and/or of the total operating costs.
Number of one suppliers accounted for more than 10% of capital investment | Supplier	0
Bottom of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of capital investment for major suppliers	10.00%
Airport facilities [Member]
Disclosure of operating segments [Line Items]
Percentage the compliance with the TM by the company's Mexican airports	52.90%	54.90%	54.60%
Number of customers accounted for more than 10% of consolidated revenues	0
Airport facilities [Member] | Bottom of Range [Member]
Disclosure of operating segments [Line Items]
Percentage of consolidated revenues for major customers	10.00%
Jamaica [Member]
Disclosure of operating segments [Line Items]
Revenues	$ 2,413,596,000	$ 2,509,511,000	$ 1,852,687,000
Non-current assets	5,725,684,000	5,924,992,000	5,604,397,000
Country of Domicile [Member]
Disclosure of operating segments [Line Items]
Revenues	13,812,424,000	11,613,379,000	10,513,231,000
Non-current assets	20,831,006,000	$ 20,176,566,000	$ 19,454,971,000
Spain [Member]
Disclosure of operating segments [Line Items]
Revenues	0
Non-current assets	$ 0